UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04424
Van Kampen Life Investment Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)  (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments — March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.4%
Aluminum 1.0%
Alcoa, Inc.	3,002,100	$22,035,414

Asset Management & Custody Banks 3.3%
Bank of New York Mellon Corp.	2,554,863	72,174,880

Broadcasting & Cable TV 5.5%
Comcast Corp., Class A	6,725,750	91,739,230
Liberty Media Corp. — Entertainment, Class A (a)	1,409,900	28,127,505

		119,866,735

Broadcasting — Diversified 0.8%
Time Warner Cable, Inc.	697,924	17,308,515

Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Class A (a)	2,243,975	6,507,528

Communications Equipment 1.8%
Cisco Systems, Inc. (a)	1,608,300	26,971,191
Ericsson, Class B — ADR (Sweden)	1,435,440	11,612,710

		38,583,901

Computer Hardware 4.2%
Dell, Inc. (a)	3,886,999	36,848,750
Hewlett-Packard Co.	673,110	21,579,907
IBM Corp.	350,500	33,959,945

		92,388,602

Data Processing & Outsourced Services 0.6%
Computer Sciences Corp. (a)	184,900	6,811,716
Western Union Co.	438,300	5,509,431

		12,321,147

Department Stores 1.3%
J.C. Penney Co., Inc.	704,200	14,133,294
Macy’s, Inc.	1,512,500	13,461,250

		27,594,544

	Number of
Description	Shares	Value

Diversified Banks 1.6%
Barclays PLC — ADR (United Kingdom)	146,500	$1,245,250
U.S. Bancorp	759,300	11,093,373
Wells Fargo & Co.	1,531,100	21,802,864

		34,141,487

Diversified Chemicals 1.2%
Du Pont (E.I.) de Nemours & Co.	1,188,551	26,540,344

Drug Retail 1.2%
CVS Caremark Corp.	924,100	25,403,509

Electrical Components & Equipment 0.5%
Emerson Electric Co.	368,700	10,537,446

Electronic Equipment Manufacturers 0.1%
Cognex Corp.	143,400	1,914,390

Electronic Manufacturing Services 0.0%
Flextronics International Ltd. (Singapore) (a)	334,300	966,127

General Merchandise Stores 0.4%
Target Corp.	237,900	8,181,381

Health Care Distributors 1.9%
Cardinal Health, Inc.	1,340,100	42,186,348

Health Care Equipment 1.1%
Boston Scientific Corp. (a)	3,132,200	24,900,990

Home Improvement Retail 1.8%
Home Depot, Inc.	878,500	20,697,460
Lowe’s Cos., Inc.	992,100	18,105,825

		38,803,285

Household Products 0.3%
Kimberly-Clark Corp.	147,900	6,819,669

	Number of
Description	Shares	Value

Hypermarkets & Super Centers 2.7%
Wal-Mart Stores, Inc.	1,135,300	$59,149,130

Industrial Conglomerates 1.0%
General Electric Co.	2,129,300	21,527,223

Integrated Oil & Gas 1.8%
BP PLC — ADR (United Kingdom)	263,300	10,558,330
ConocoPhillips	255,600	10,009,296
Total SA — ADR (France)	369,700	18,137,482

		38,705,108

Integrated Telecommunication Services 4.7%
AT&T, Inc.	1,533,400	38,641,680
Verizon Communications, Inc.	2,141,400	64,670,280

		103,311,960

Internet Software & Services 2.7%
eBay, Inc. (a)	3,813,100	47,892,536
Yahoo! Inc. (a)	802,200	10,276,182

		58,168,718

Investment Banking & Brokerage 0.6%
Goldman Sachs Group, Inc.	118,000	12,510,360

Life & Health Insurance 1.8%
Aflac, Inc.	261,500	5,062,640
MetLife, Inc.	885,100	20,153,727
Torchmark Corp.	513,210	13,461,498

		38,677,865

Managed Health Care 1.0%
UnitedHealth Group, Inc.	520,000	10,883,600
WellPoint, Inc. (a)	321,200	12,195,964

		23,079,564

Movies & Entertainment 7.4%
News Corp., Class B	3,445,200	26,528,040
Time Warner, Inc.	2,780,463	53,662,936

	Number of
Description	Shares	Value

Movies & Entertainment (continued)
Viacom, Inc., Class B (a)	4,702,300	$81,725,974

		161,916,950

Oil & Gas Equipment & Services 1.0%
Halliburton Co.	1,494,800	23,124,556

Other Diversified Financial Services 3.3%
Bank of America Corp.	3,408,568	23,246,434
JPMorgan Chase & Co.	1,844,800	49,034,784

		72,281,218

Packaged Foods & Meats 7.2%
Cadbury PLC — ADR (United Kingdom)	1,888,268	57,053,829
Kraft Foods, Inc., Class A	2,156,761	48,074,202
Sara Lee Corp.	1,390,600	11,236,048
Unilever N.V. (Netherlands)	2,065,600	40,485,760

		156,849,839

Paper Products 2.4%
International Paper Co.	7,414,404	52,197,404

Pharmaceuticals 12.3%
Abbott Laboratories	359,000	17,124,300
Bristol-Myers Squibb Co.	2,863,600	62,770,112
Eli Lilly & Co.	814,500	27,212,445
GlaxoSmithKline PLC — ADR (United Kingdom)	298,900	9,286,823
Pfizer, Inc.	3,124,400	42,554,328
Roche Holdings AG — ADR (Switzerland)	442,500	15,196,910
Schering-Plough Corp.	2,441,600	57,499,680
Wyeth	865,600	37,255,424

		268,900,022

Property & Casualty Insurance 8.1%
Berkshire Hathaway, Inc., Class B (a)	6,730	18,978,600
Chubb Corp.	2,659,880	112,566,122

	Number of
Description	Shares	Value

Property & Casualty Insurance (continued)
Travelers Cos., Inc.	1,133,200	$46,053,248

		177,597,970

Regional Banks 0.8%
PNC Financial Services Group, Inc.	583,000	17,076,070

Semiconductor Equipment 0.7%
KLA-Tencor Corp.	748,400	14,968,000

Semiconductors 1.2%
Intel Corp.	1,806,400	27,186,320

Soft Drinks 2.5%
Coca-Cola Co.	924,500	40,631,775
Dr. Pepper Snapple Group, Inc. (a)	868,176	14,680,856

		55,312,631

Systems Software 0.6%
Microsoft Corp.	778,400	14,299,208

Tobacco 1.7%
Altria Group, Inc.	1,089,400	17,452,188
Philip Morris International, Inc.	562,600	20,017,308

		37,469,496

Total Long-Term Investments 94.4%
(Cost $3,170,988,388)		2,063,485,854

Repurchase Agreements 5.4%
Banc of America Securities ($6,176,488 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $6,176,505)		6,176,488
Citigroup Global Markets, Inc. ($61,764,879 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $61,765,102)		61,764,879
Citigroup Global Markets, Inc. ($29,647,142 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $29,647,257)		29,647,142

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($18,529,464 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $18,529,536)	$18,529,464
State Street Bank & Trust Co. ($318,027 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $318,027)	318,027

Total Repurchase Agreements 5.4%
(Cost $116,436,000)	116,436,000

Total Investments 99.8%
(Cost $3,287,424,388)	2,179,921,854

Other Assets in Excess of Liabilities 0.2%	5,345,636

Net Assets 100.0%	$2,185,267,490

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security
ADR — American Depositary Receipt
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1—Quoted Prices	$1,991,235,115
Level 2—Other Significant Observable Inputs	188,686,739
Level 3—Significant Unobservable Inputs	-0-

Total	$2,179,921,854

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Enterprise Portfolio
Portfolio of Investments — March 31, 2009 (Unaudited)

Description	Number of Shares	Value

Common Stocks 102.3%
Aerospace & Defense 3.9%
Boeing Co.	10,004	$355,942
Honeywell International, Inc.	9,933	276,734
L-3 Communications Holdings, Inc.	600	40,680
Lockheed Martin Corp.	4,500	310,635
Precision Castparts Corp.	2,008	120,279
Raytheon Co.	2,300	89,562
Rockwell Collins, Inc.	2,338	76,312
United Technologies Corp.	7,062	303,525

		1,573,669

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	1,800	82,098
Expeditors International of Washington, Inc.	2,200	62,238
United Parcel Service, Inc., Class B	6,500	319,930

		464,266

Apparel Retail 1.1%
Gap, Inc.	6,000	77,940
Ross Stores, Inc.	3,200	114,816
TJX Cos., Inc.	9,600	246,144

		438,900

Application Software 1.1%
Adobe Systems, Inc. (a)	8,700	186,093
Autodesk, Inc. (a)	3,600	60,516
Citrix Systems, Inc. (a)	3,371	76,319
Intuit, Inc. (a)	4,600	124,200

		447,128

Asset Management & Custody Banks 1.7%
Federated Investors, Inc., Class B	2,429	54,070
Franklin Resources, Inc.	2,336	125,840
Northern Trust Corp.	5,100	305,082

	Number of
Description	Shares	Value

Asset Management & Custody Banks (continued)
T. Rowe Price Group, Inc.	6,900	$199,134

		684,126

Auto Parts & Equipment 0.4%
BorgWarner, Inc. (a)	7,223	146,627

Automotive Retail 0.3%
AutoZone, Inc. (a)	800	130,096

Biotechnology 3.0%
Biogen Idec, Inc. (a)	3,628	190,180
Celgene Corp. (a)	5,418	240,559
Genzyme Corp. (a)	3,300	195,987
Gilead Sciences, Inc. (a)	10,494	486,082
Illumina, Inc. (a)	2,700	100,548

		1,213,356

Brewers 0.2%
Molson Coors Brewing Co., Class B	2,400	82,272

Broadcasting & Cable TV 0.4%
Comcast Corp., Class A	3,956	53,960
DIRECTV Group, Inc. (a)	2,571	58,593
Liberty Media Corp. — Entertainment, Class A (a)	2,300	45,885

		158,438

Coal & Consumable Fuels 0.2%
Consol Energy, Inc.	3,500	88,340

Communications Equipment 5.0%
Cisco Systems, Inc. (a)	61,512	1,031,556
Corning, Inc.	16,600	220,282
EchoStar Corp., Class A (a)	33	489
Harris Corp.	1,706	49,372
Juniper Networks, Inc. (a)	5,900	88,854
Nortel Networks Corp. (Canada) (a)	1,558	340

Description	Number of Shares	Value

Communications Equipment (continued)
QUALCOMM, Inc.	16,595	$645,711

		2,036,604

Computer & Electronics Retail 1.3%
Best Buy Co., Inc.	9,700	368,212
GameStop Corp., Class A (a)	5,562	155,847

		524,059

Computer Hardware 8.6%
Apple, Inc. (a)	9,676	1,017,141
Dell, Inc. (a)	20,200	191,496
Hewlett-Packard Co.	26,903	862,510
IBM Corp.	15,090	1,462,070

		3,533,217

Computer Storage & Peripherals 0.3%
EMC Corp. (a)	9,467	107,924
NetApp, Inc. (a)	1,672	24,812

		132,736

Construction & Engineering 0.5%
Fluor Corp.	2,400	82,920
Jacobs Engineering Group, Inc. (a)	1,600	61,856
Quanta Services, Inc. (a)	2,000	42,900

		187,676

Construction & Farm Machinery & Heavy Trucks 2.0%
Caterpillar, Inc.	11,200	313,152
Cummins, Inc.	3,655	93,020
Deere & Co.	7,590	249,483
PACCAR, Inc.	6,500	167,440

		823,095

Data Processing & Outsourced Services 2.7%
Automatic Data Processing, Inc.	6,900	242,604
Fiserv, Inc. (a)	2,400	87,504
MasterCard, Inc., Class A	1,200	200,976

	Number of
Description	Shares	Value

Data Processing & Outsourced Services (continued)
Paychex, Inc.	4,400	$112,948
Visa, Inc., Class A	6,000	333,600
Western Union Co.	10,300	129,471

		1,107,103

Department Stores 0.5%
Kohl’s Corp. (a)	3,200	135,424
Nordstrom, Inc.	4,132	69,211

		204,635

Distillers & Vintners 0.5%
Brown — Forman Corp., Class B	3,600	139,788
Central European Distribution Corp. (a)	4,200	45,192

		184,980

Diversified Metals & Mining 0.3%
Peabody Energy Corp.	5,500	137,720

Drug Retail 0.8%
CVS Caremark Corp.	5,435	149,408
Walgreen Co.	6,300	163,548

		312,956

Education Services 0.3%
Apollo Group, Inc., Class A (a)	1,400	109,662

Electric Utilities 0.7%
Allegheny Energy, Inc.	2,014	46,664
Exelon Corp.	5,244	238,025

		284,689

Electrical Components & Equipment 1.3%
AMETEK, Inc.	1,500	46,905
Emerson Electric Co.	9,600	274,368
First Solar, Inc. (a)	700	92,890
Rockwell Automation, Inc.	2,100	45,864

Description	Number of Shares	Value

Electrical Components & Equipment (continued)
Roper Industries, Inc.	1,200	$50,940

		510,967

Fertilizers & Agricultural Chemicals 1.6%
Monsanto Co.	7,672	637,543

Food Distributors 0.7%
Sysco Corp.	12,400	282,720

Food Retail 0.3%
Kroger Co.	6,700	142,174

Footwear 0.5%
NIKE, Inc., Class B	4,320	202,565

Gas Utilities 0.1%
EQT Corp.	1,533	48,029

General Merchandise Stores 1.0%
Dollar Tree, Inc. (a)	1,300	57,915
Target Corp.	10,100	347,339

		405,254

Gold 0.4%
Newmont Mining Corp.	4,100	183,516

Health Care Distributors 0.3%
Cardinal Health, Inc.	2,300	72,404
McKesson Corp.	1,900	66,576

		138,980

Health Care Equipment 3.6%
Baxter International, Inc.	7,700	394,394
Becton, Dickinson & Co.	3,000	201,720
C.R. Bard, Inc.	1,300	103,636
Medtronic, Inc.	14,174	417,708
St. Jude Medical, Inc. (a)	4,200	152,586

Description	Number of Shares	Value

Health Care Equipment (continued)
Stryker Corp.	4,036	$137,385
Waters Corp. (a)	2,200	81,290

		1,488,719

Health Care Services 2.3%
Express Scripts, Inc. (a)	4,286	197,885
Laboratory Corp. of America Holdings (a)	2,400	140,376
Medco Health Solutions, Inc. (a)	10,444	431,755
Pharmaceutical Product Development, Inc.	2,400	56,928
Quest Diagnostics, Inc.	2,700	128,196

		955,140

Home Entertainment Software 0.8%
Activision Blizzard, Inc. (a)	17,500	183,050
Electronic Arts, Inc. (a)	8,900	161,891

		344,941

Home Furnishing Retail 0.3%
Bed Bath & Beyond, Inc. (a)	4,400	108,900

Home Improvement Retail 0.2%
Sherwin-Williams Co.	1,500	77,955

Household Products 2.2%
Colgate-Palmolive Co.	5,000	294,900
Kimberly-Clark Corp.	1,900	87,609
Procter & Gamble Co.	11,129	524,065

		906,574

Human Resource & Employment Services 0.1%
Monster Worldwide, Inc. (a)	4,023	32,787

Hypermarkets & Super Centers 3.1%
Costco Wholesale Corp.	4,700	217,704
Wal-Mart Stores, Inc.	19,890	1,036,269

		1,253,973

	Number of
Description	Shares	Value

Independent Power Producers & Energy Traders 0.2%
AES Corp. (a)	7,400	$42,994
Constellation Energy Group, Inc.	2,000	41,320

		84,314

Industrial Conglomerates 1.0%
3M Co.	6,877	341,924
Tyco International Ltd. (Switzerland)	2,700	52,812

		394,736

Industrial Gases 1.0%
Air Products & Chemicals, Inc.	2,400	135,000
Praxair, Inc.	4,189	281,878

		416,878

Industrial Machinery 1.2%
Danaher Corp.	3,500	189,770
Dover Corp.	3,300	87,054
ITT Corp.	2,700	103,869
Parker Hannifin Corp.	3,300	112,134

		492,827

Integrated Oil & Gas 4.0%
Exxon Mobil Corp.	12,174	829,050
Hess Corp.	4,100	222,220
Occidental Petroleum Corp.	10,388	578,092

		1,629,362

Internet Retail 1.0%
Amazon.com, Inc. (a)	5,356	393,345

Internet Software & Services 2.7%
eBay, Inc. (a)	10,964	137,708
Google, Inc., Class A (a)	2,329	810,631
Yahoo!, Inc. (a)	13,100	167,811

		1,116,150

Investment Banking & Brokerage 0.8%
Charles Schwab Corp.	12,400	192,200

Description	Number of Shares	Value

Investment Banking & Brokerage (continued)
Goldman Sachs Group, Inc.	1,194	$126,588

		318,788

IT Consulting & Other Services 0.5%
Accenture Ltd., Class A (Bermuda)	5,463	150,178
Cognizant Technology Solutions Corp., Class A (a)	2,600	54,054

		204,232

Life & Health Insurance 0.2%
Aflac, Inc.	5,200	100,672

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. (a)	3,000	107,010

Movies & Entertainment 0.5%
News Corp., Class A	11,427	75,647
Walt Disney Co.	6,781	123,143

		198,790

Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	3,100	91,357

Oil & Gas Drilling 0.7%
Diamond Offshore Drilling, Inc.	1,400	88,004
ENSCO International, Inc.	2,475	65,340
Noble Corp. (Cayman Islands)	4,552	109,658
Pride International, Inc. (a)	2,338	42,037

		305,039

Oil & Gas Equipment & Services 2.1%
Baker Hughes, Inc.	2,591	73,973
Halliburton Co.	7,641	118,206
Helix Energy Solutions Group, Inc. (a)	4,959	25,489
National-Oilwell Varco, Inc. (a)	3,523	101,146
Schlumberger Ltd. (Netherlands Antilles)	10,190	413,918
Superior Energy Services, Inc. (a)	5,761	74,259

Description	Number of Shares	Value

Oil & Gas Equipment & Services (continued)
Weatherford International Ltd. (Switzerland) (a)	6,173	$68,335

		875,326

Oil & Gas Exploration & Production 0.5%
EOG Resources, Inc.	1,600	87,616
Range Resources Corp.	1,300	53,508
Southwestern Energy Co. (a)	2,600	77,194

		218,318

Oil & Gas Refining & Marketing 0.3%
Sunoco, Inc.	4,300	113,864

Oil & Gas Storage & Transportation 0.5%
Williams Cos., Inc.	17,800	202,564

Packaged Foods & Meats 1.3%
Campbell Soup Co.	3,100	84,816
Hershey Co.	2,500	86,875
H.J. Heinz Co.	5,400	178,524
Kellogg Co.	4,393	160,916

		511,131

Pharmaceuticals 5.5%
Abbott Laboratories	15,685	748,175
Allergan, Inc.	3,000	143,280
Bristol-Myers Squibb Co.	17,800	390,176
Johnson & Johnson	7,620	400,812
Merck & Co., Inc.	6,464	172,912
Schering-Plough Corp.	17,544	413,161

		2,268,516

Property & Casualty Insurance 0.3%
Axis Capital Holdings Ltd. (Bermuda)	6,100	137,494

Railroads 1.5%
Burlington Northern Santa Fe Corp.	3,606	216,901
CSX Corp.	5,220	134,937

Description	Number of Shares	Value

Railroads (continued)
Union Pacific Corp.	6,475	$266,187

		618,025

Restaurants 2.5%
McDonald’s Corp.	13,909	759,014
Starbucks Corp. (a)	8,655	96,157
Yum! Brands, Inc.	5,700	156,636

		1,011,807

Semiconductors 4.1%
Analog Devices, Inc.	5,400	104,058
Broadcom Corp., Class A (a)	12,200	243,756
Intel Corp.	61,269	922,099
Linear Technology Corp.	4,600	105,708
Texas Instruments, Inc.	18,830	310,883

		1,686,504

Soft Drinks 3.5%
Coca-Cola Co.	15,778	693,443
PepsiCo, Inc.	14,489	745,894

		1,439,337

Specialized Finance 0.5%
CME Group, Inc.	608	149,805
NYSE Euronext	3,063	54,828

		204,633

Specialty Chemicals 0.7%
Ecolab, Inc.	3,200	111,136
Rohm and Haas Co.	2,000	157,680

		268,816

Specialty Stores 0.4%
Staples, Inc.	9,000	162,990

Steel 0.3%
Steel Dynamics, Inc.	15,427	135,912

Description	Number of Shares	Value

Systems Software 6.1%
McAfee, Inc. (a)	4,180	$140,030
Microsoft Corp.	84,386	1,550,171
Oracle Corp.	44,411	802,507

		2,492,708

Thrifts & Mortgage Finance 0.0%
Federal Home Loan Mortgage Corp. (a)	6,120	4,651

Tobacco 1.9%
Altria Group, Inc.	11,259	180,369
Lorillard, Inc.	777	47,972
Philip Morris International, Inc.	14,851	528,399

		756,740

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A (a)	4,249	129,297

Total Investments 102.3% (Cost $48,315,130)		41,819,220

Liabilities in Excess of Other Assets (2.3%)		(944,039)

Net Assets 100.0%		$40,875,181

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$41,819,220
Level 2 — Other Significant Observable Inputs	-0-
Level 3 — Significant Unobservable Inputs	-0-

Total	$41,819,220

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 42.4%
$2,625	Federal Home Loan Mortgage Corp., April (a)	4.500%	TBA	$2,679,962
5,555	Federal Home Loan Mortgage Corp., April (a)	5.000	TBA	5,729,460
5,675	Federal Home Loan Mortgage Corp., April (a)	5.500	TBA	5,888,698
8,595	Federal Home Loan Mortgage Corp.	5.000	01/01/37	8,888,449
5,585	Federal Home Loan Mortgage Corp. (a)	5.500	05/01/38	5,802,705
44	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 09/01/29	46,504
5,350	Federal Home Loan Mortgage Corp.	6.500	06/01/29 to 10/01/37	5,647,918
65	Federal Home Loan Mortgage Corp.	7.500	11/01/29 to 08/01/31	70,509
2	Federal Home Loan Mortgage Corp.	8.000	09/01/24	1,815
5,575	Federal National Mortgage Association, April (a)	4.000	TBA	5,669,078
5,150	Federal National Mortgage Association, April (a)	4.500	TBA	5,291,643
6,875	Federal National Mortgage Association, April (a)	5.000	TBA	7,104,213
4,550	Federal National Mortgage Association, April (a)	5.500	TBA	4,722,759
13,272	Federal National Mortgage Association	5.000	05/01/35 to 05/01/36	13,726,992
13,729	Federal National Mortgage Association	5.500	01/01/36 to 08/01/38	14,276,887
8,098	Federal National Mortgage Association (a)	5.500	04/01/35	8,423,929

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$10,022	Federal National Mortgage Association	6.000%	01/01/14 to 10/01/36	$10,488,433
1,898	Federal National Mortgage Association	6.500	06/01/09 to 10/01/38	2,003,175
41	Federal National Mortgage Association	7.000	06/01/11 to 06/01/32	44,008
150	Federal National Mortgage Association	7.500	02/01/23 to 04/01/32	162,691
3	Federal National Mortgage Association	8.000	10/01/24	2,786
18	Federal National Mortgage Association	11.000	11/01/20	21,112
4,100	Government National Mortgage Association, April (a)	4.500	TBA	4,194,813
2,200	Government National Mortgage Association, April (a)	5.500	TBA	2,289,718
5,355	Government National Mortgage Association	5.500	02/15/39	5,581,993
60	Government National Mortgage Association	6.500	05/15/23 to 03/15/29	64,130
80	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	85,828
21	Government National Mortgage Association	7.500	12/15/21 to 06/15/24	22,055
16	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	17,478
7	Government National Mortgage Association	8.500	07/15/17	7,312
2	Government National Mortgage Association	9.500	07/15/09 to 10/15/09	2,059

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1	Government National Mortgage Association	11.000%	09/15/10	$546

	Total Mortgage Backed Securities 42.4%			118,959,658

	United States Treasury Obligations 40.0%
2,260	United States Treasury Bonds	3.500	02/15/39	2,233,881
3,170	United States Treasury Bonds	4.375	02/15/38	3,601,916
1,600	United States Treasury Bonds	5.250	11/15/28	1,968,501
3,800	United States Treasury Bonds	5.375	02/15/31	4,792,157
9,971	United States Treasury Bonds	6.250	08/15/23	13,121,218
4,520	United States Treasury Bonds	8.125	08/15/21	6,719,970
11,440	United States Treasury Notes	1.500	12/31/13	11,414,981
14,950	United States Treasury Notes	1.750	01/31/14	15,056,339
1,736	United States Treasury Notes	2.750	02/15/19	1,746,039
1,107	United States Treasury Notes	4.000	08/15/18	1,230,500
4,500	United States Treasury Notes	4.500	02/28/11	4,817,110
2,600	United States Treasury Notes	4.750	01/31/12	2,870,969
1,130	United States Treasury Notes	4.750	08/15/17	1,322,101
2,400	United States Treasury Notes	4.875	04/30/11	2,601,564
6,100	United States Treasury Notes	5.125	06/30/11	6,689,986
15,940	United States Treasury (STRIPS)	*	11/15/19	11,185,034
3,250	United States Treasury (STRIPS)	*	08/15/20	2,176,704
7,200	United States Treasury (STRIPS)	*	11/15/20	4,764,672
5,345	United States Treasury (STRIPS)	*	05/15/21	3,460,797
16,625	United States Treasury (STRIPS)	*	11/15/21	10,527,366

	Total United States Treasury Obligations 40.0%			112,301,805

	United States Government Agency Obligations 9.7%
9,580	Federal Home Loan Mortgage Corp.	4.875	06/13/18	10,643,706

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (continued)
$4,650	Federal Home Loan Mortgage Corp.	5.500%	08/23/17	$5,291,268
5,000	Federal National Mortgage Association	5.000	05/11/17	5,557,500
480	Federal National Mortgage Association	5.375	06/12/17	536,772
1,985	Financing Corp.	9.650	11/02/18	2,995,240
700	Financing Corp.	9.800	04/06/18	1,053,800
960	Tennessee Valley Authority, Ser G	7.125	05/01/30	1,217,994

	Total United States Government Agency Obligations 9.7%			27,296,280

	Agency Bond 2.9%
	Banking — FDIC Guaranteed 2.9%
8,100	State Street Bank and Trust Co.	1.850	03/15/11	8,143,570

	Collateralized Mortgage Obligations 1.3%
944	Federal Home Loan Mortgage Corp. (REMIC) (b)	1.156	03/15/34	920,197
513	Federal Home Loan Mortgage Corp. (REMIC) (b)(c)(d)	6.438	06/17/27	44,424
533	Federal National Mortgage Association (REMIC) (b)	0.685	05/28/35	294,511
49	Federal National Mortgage Association (REMIC) (b)	0.694	05/28/35	22,016
741	Federal National Mortgage Association (b)	0.722	05/25/35	652,638
688	Federal National Mortgage Association (REMIC) (b)	0.956	12/18/32	671,963
294	Federal National Mortgage Association	5.500	11/25/43	300,651
750	Federal National Mortgage Association	6.022	11/25/10	792,252

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$138	Government National Mortgage Association (b)(c)(d)	6.844%	05/16/32	$11,545
149	Government National Mortgage Association (b)(c)(d)	7.444	05/16/32	13,391
42	Government National Mortgage Association (b)(c)(d)	7.844	06/16/27	320

	Total Collateralized Mortgage Obligations 1.3%			3,723,908

	Adjustable Rate Mortgage Backed Securities 0.3%
467	Federal National Mortgage Association (b)	3.517	02/01/34	462,605
69	Federal National Mortgage Association (b)	4.384	10/01/34	69,662
126	Federal National Mortgage Association (b)	4.823	10/01/34	128,612

	Total Adjustable Rate Mortgage Backed Securities 0.3%			660,879

Total Long-Term Investments 96.6% (Cost $260,715,397)				271,086,100

Description	Contracts	Expiration Date	Exercise Price	Market Value

Purchased Options 0.1%
2-Year EuroDollar Mid-Curve Call, September, 2009 (Cost $379,539)	491	09/16/09	97.750	$313,012

Description	Value

Short-Term Investments 25.9%
Repurchase Agreements 19.8%
Banc of America Securities ($2,943,375 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $2,943,383)	$2,943,375
Citigroup Global Markets, Inc. ($14,128,199 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $14,128,254)	14,128,199
Citigroup Global Markets, Inc. ($29,433,748 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $29,433,854)	29,433,748
JPMorgan Chase & Co. ($8,830,124 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $8,830,159)	8,830,124
State Street Bank & Trust Co. ($151,554 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $151,554)	151,554

Total Repurchase Agreements 19.8%	55,487,000

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations 6.1%
United States Treasury Bill ($9,733,000 par, yielding 0.160%, 05/15/09 maturity) (e)	$9,731,119

United States Treasury Bill ($7,400,000 par, yielding 0.508%, 11/19/09 maturity)	7,376,155

Total United States Government Agency Obligations 6.1%	17,107,274

Total Short-Term Investments 25.9% (Cost $72,594,274)	72,594,274

Total Investments 122.6% (Cost $333,689,210)	343,993,386

Liabilities in Excess of Other Assets (22.6%)	(63,336,456)

Written Options (0.0%)	(39,894)

Net Assets 100.0%	$280,617,036

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	Inverse Floating Rate

(d)	IO — Interest Only

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC — Real Estate Mortgage Investment Conduits

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $245,075 per contract)	33	$32,653
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $244,588 per contract)	16	16,439
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $244,100 per contract)	16	16,013
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $243,563 per contract)	16	15,101
U.S. Treasury Notes 2-Year Futures, June 2009 (Current Notional Value of $217,891 per contract)	25	27,288

Total Long Contracts:	106	107,494

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

		Unrealized
	# of	Appreciation/
	Contracts	Depreciation
Short Contracts:
EuroDollar 90-Day Futures, March 2012 (Current Notional Value of $243,213 per contract)	17	$(1,701)
U.S. Treasury Bond 30-Year Futures, June 2009 (Current Notional Value of $129,703 per contract)	107	(49,382)
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	282	(776,524)
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $118,766 per contract)	59	7,165

Total Short Contracts:	465	(820,442)

Total Futures Contracts	571	$(712,948)

Written options outstanding as of March 31, 2009:

	Exercise	Expiration	# of
Name of Issuer	Price	Date	Contracts	Premium	Value
2-Year EuroDollar Mid-Curve Option Call, September 2009	$98.50	09/16/09	491	$(60,711)	$(39,894)

Swap agreements outstanding as of March 31, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	USD-LIBOR BBA	Pay	3.165%	05/15/21	$3,651	$19,038
Bank of America N.A.	USD-LIBOR BBA	Pay	3.200	11/15/21	6,410	36,250
Barclays Bank PLC	USD-LIBOR BBA	Pay	3.040	11/15/19	6,946	26,182
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	**	08/15/20	2,282	15,723
UBS AG	USD-LIBOR BBA	Pay	**	11/15/19	1,502	9,240

						106,433

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	9,575	(1,027,818)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	7,050	(681,207)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/19	4,290	(426,065)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	08/15/20	3,250	(396,165)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	7,200	(827,174)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	5,345	(624,803)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	9,575	(1,039,521)
UBS AG	USD-LIBOR BBA	Receive	**	11/15/19	2,075	(193,946)

						(5,216,699)

Total Interest Rate Swaps						$(5,110,266)

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Counterparty	Value

Swap Collateral Received From Counterparty
Citibank, N.A.	$(1,700,000)

Total Swap Collateral Received	(1,700,000)

Total Swap Agreement	$6,810,266

**	Zero coupon swap. The Portfolio and/or counterparty will make a net payment on the expiration date.
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—quoted prices in active markets for identical investments

Level 2	—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

	Assets		Liabilities
	Investments in	Other Financial	Other Financial
Valuation Inputs	Securities	Instruments*	Instruments*
Level 1 -— Quoted Prices	$313,012	$114,659	$(867,501)
Level 2 — Other Significant Observable Inputs	343,610,694	106,433	(5,216,699)
Level 3 — Significant Unobservable Inputs	69,680	-0-	-0-

Total	$343,993,386	$221,092	$(6,084,200)

*	Other financial instruments include futures, written options and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 12/31/08	$102,829
Accrued discounts/premiums	-0-
Realized gain/loss	(45,264)
Change in unrealized appreciation/depreciation	46,011
Net purchases/sales	(33,897)
Net transfers in and/or out of Level 3	-0-

Balance as of 3/31/09	$69,679

Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$4,075
Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.1%
Aerospace & Defense 1.0%
Raytheon Co.	317,300	$12,355,662

Auto Parts & Equipment 0.4%
Autoliv, Inc.	266,200	4,943,334

Broadcasting & Cable TV 1.9%
Comcast Corp., Class A	1,692,687	23,088,251

Broadcasting — Diversified 0.8%
Time Warner Cable, Inc.	382,213	9,478,882

Communications Equipment 1.7%
Cisco Systems, Inc. (a)	1,193,470	20,014,492

Computer Hardware 1.7%
Hewlett-Packard Co.	635,475	20,373,329

Computer Storage & Peripherals 0.3%
EMC Corp. (a)	318,690	3,633,066

Consumer Electronics 1.3%
Sony Corp. — ADR (Japan)	771,420	15,914,395

Department Stores 0.7%
Macy’s, Inc.	906,620	8,068,918

Diversified Banks 0.8%
Mitsubishi UFJ Financial Group, Inc. — ADR (Japan)	439,557	2,162,620
Mizuho Financial Group, Inc. — ADR (Japan)	867,426	3,408,984
Sumitomo Mitsui Financial Group, Inc. (Japan)	109,000	3,845,044

		9,416,648

Diversified Chemicals 1.4%
Bayer AG — ADR (Germany)	352,760	17,142,019

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	302,600	$11,532,086

Electric Utilities 4.5%
American Electric Power Co., Inc.	1,058,081	26,727,126
Entergy Corp.	176,678	12,030,005
FirstEnergy Corp.	379,660	14,654,876

		53,412,007

Electronic Equipment Manufacturers 1.0%
Agilent Technologies, Inc. (a)	750,900	11,541,333

Gold 2.1%
Newmont Mining Corp.	557,610	24,958,624

Health Care Distributors 0.8%
Cardinal Health, Inc.	304,400	9,582,512

Health Care Equipment 2.4%
Boston Scientific Corp. (a)	1,501,850	11,939,708
Covidien Ltd. (Bermuda)	509,422	16,933,187

		28,872,895

Home Improvement Retail 2.5%
Home Depot, Inc.	1,256,820	29,610,679

Household Products 1.1%
Procter & Gamble Co.	272,850	12,848,507

Human Resource & Employment Services 1.1%
Manpower, Inc.	217,010	6,842,325
Robert Half International, Inc.	342,800	6,112,124

		12,954,449

Hypermarkets & Super Centers 1.8%
Wal-Mart Stores, Inc.	403,030	20,997,863

Industrial Conglomerates 2.5%
Siemens AG — ADR (Germany)	278,250	15,851,902

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates (continued)
Tyco International Ltd. (Switzerland)	699,562	$13,683,433

		29,535,335

Industrial Machinery 0.9%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	768,700	10,608,060

Insurance Brokers 3.7%
Marsh & McLennan Cos., Inc. (b)	2,177,861	44,101,685

Integrated Oil & Gas 10.0%
BP PLC — ADR (United Kingdom)	347,120	13,919,512
ConocoPhillips	181,960	7,125,554
Exxon Mobil Corp.	415,610	28,303,041
Hess Corp.	286,500	15,528,300
Occidental Petroleum Corp.	532,370	29,626,390
Royal Dutch Shell PLC — ADR (United Kingdom)	560,580	24,833,694

		119,336,491

Integrated Telecommunication Services 2.8%
Verizon Communications, Inc.	1,103,219	33,317,214

Internet Software & Services 1.9%
eBay, Inc. (a)	1,824,850	22,920,116

Investment Banking & Brokerage 1.5%
Charles Schwab Corp.	1,117,496	17,321,188

Motorcycle Manufacturers 0.5%
Harley-Davidson, Inc.	412,042	5,517,242

Movies & Entertainment 4.9%
Time Warner, Inc.	1,522,701	29,388,129
Viacom, Inc., Class B (a)	1,629,730	28,324,708

		57,712,837

Oil & Gas Equipment & Services 1.2%
Schlumberger Ltd. (Netherlands Antilles)	345,190	14,021,618

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 2.5%
Anadarko Petroleum Corp.	492,900	$19,168,881
Devon Energy Corp.	235,640	10,530,752

		29,699,633

Other Diversified Financial Services 4.9%
JPMorgan Chase & Co.	2,194,702	58,335,179

Packaged Foods & Meats 5.8%
Cadbury PLC — ADR (United Kingdom)	1,076,462	32,525,192
Unilever N.V. (Netherlands)	1,831,000	35,887,600

		68,412,792

Personal Products 1.0%
Estee Lauder Cos., Inc., Class A	486,820	12,000,113

Pharmaceuticals 7.3%
Abbott Laboratories	377,290	17,996,733
Bristol-Myers Squibb Co.	1,207,340	26,464,893
Roche Holdings AG — ADR (Switzerland)	619,540	21,277,048
Schering-Plough Corp.	903,690	21,281,899

		87,020,573

Property & Casualty Insurance 4.2%
Chubb Corp.	541,863	22,931,642
Travelers Cos., Inc.	652,877	26,532,921

		49,464,563

Regional Banks 1.5%
KeyCorp.	843,463	6,638,054
PNC Financial Services Group, Inc.	400,270	11,723,908

		18,361,962

Restaurants 0.8%
Starbucks Corp. (a)	857,030	9,521,603

Semiconductor Equipment 1.4%
ASML Holding N.V. (Netherlands)	550,800	9,644,508

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductor Equipment (continued)
Lam Research Corp. (a)	332,741	$7,576,513

		17,221,021

Semiconductors 1.2%
Intel Corp.	952,061	14,328,518

Soft Drinks 1.2%
Coca-Cola Co.	334,460	14,699,517

Systems Software 0.3%
Symantec Corp. (a)	237,546	3,548,937

Tobacco 0.8%
Philip Morris International, Inc.	273,870	9,744,295

Total Long-Term Investments 93.1% (Cost $1,416,934,965)		1,107,490,443

Repurchase Agreements 6.1%
Banc of America Securities ($3,883,194 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $3,883,205)		3,883,194
Citigroup Global Markets, Inc. ($18,639,333 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $18,639,406)		18,639,333
Citigroup Global Markets, Inc. ($38,831,944 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $38,832,084)		38,831,944
JPMorgan Chase & Co. ($11,649,583 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $11,649,628)		11,649,583

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($199,946 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $199,946)	199,946

Total Repurchase Agreements 6.1% (Cost $73,204,000)	73,204,000

Total Investments 99.2% (Cost $1,490,138,965)	1,180,694,443

Other Assets in Excess of Liabilities 0.8%	9,116,044

Net Assets 100.0%	$1,189,810,487

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees. The total market value of these securities is $3,845,044.

(a)	Non-income producing security.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.
ADR — American Depositary Receipt
Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
E-Mini S&P 500 Index Futures, June 2009 (Current Notional Value of $39,740 per contract)	100	$57,115

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instrument *
Level 1 — Quoted Prices	$1,032,701,140	$57,115
Level 2 — Other Significant Observable Inputs	147,993,303	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$1,180,694,443	$57,115

* Other Financial instruments include futures, written options and swap contracts.
Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Money Market Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

Par			Yield on
Amount			Date of	Amortized
(000)	Description	Maturity	Purchase	Cost

	Government Agency Obligations 45.3%
$2,223	Federal Home Loan Bank	04/01/09	0.010%	$2,223,000
3,300	Federal Home Loan Bank	04/06/09	0.130	3,299,940
7,700	Federal Home Loan Bank	04/02/09	0.300	7,699,936
4,500	Federal Home Loan Bank	04/02/09	0.320	4,499,960
1,098	Federal Home Loan Bank	04/16/09	0.350	1,097,840
1,500	Federal Home Loan Mortgage Corp.	04/01/09	0.280	1,500,000
6,000	United States Treasury Bill	04/16/09	0.120	5,999,700

	Total Government Agency Obligations 45.3%			26,320,376

	Commercial Paper 33.3%
2,700	BNP Paribas Finance, Inc.	04/08/09	0.380	2,699,800
1,000	Calyon NA, Inc.	04/15/09	0.600	999,767
1,000	General Electric Capital Corp.	04/27/09	0.400	999,711
1,000	HSBC USA, Inc.	04/09/09	0.250	999,944
2,700	JPMorgan Chase & Co.	04/08/09	0.250	2,699,869
2,700	Rabobank USA Financial Corp.	04/08/09	0.210	2,699,890
2,700	San Paolo U.S. Financial	04/02/09	0.400	2,699,970
1,800	Societe Generale NA	04/07/09	0.330	1,799,901
1,000	Societe Generale NA	04/28/09	0.781	999,415
2,700	Wells Fargo & Co.	04/21/09	0.250	2,699,625

	Total Commercial Paper 33.3%			19,297,892

	Repurchase Agreements 21.5%
12,500	Banc of America Securities ($12,500,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.12%, dated 03/31/09, to be sold on 04/01/09 at $12,500,042)			12,500,000

Total Investments 100.1% (a)				58,118,268

Liabilities in Excess of Other Assets (0.1%)				(33,363)

Net Assets 100.0%				$58,084,905

Percentages are calculated as a percentage of net assets.

(a)	At March 31, 2009, cost is identical for both book and federal income tax purposes.
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Van Kampen Life Investment Trust Money Market Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$ -0-
Level 2 – Other Significant Observable Inputs	58,118,268
Level 3 – Significant Unobservable Inputs	-0-

Total	$58,118,268

Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.7%
Advertising 1.2%
Groupe Aeroplan, Inc. (Canada)	43,521	$270,625

Air Freight & Logistics 5.2%
C.H. Robinson Worldwide, Inc.	11,155	508,780
Expeditors International of Washington, Inc.	23,193	656,130

		1,164,910

Airport Services 0.9%
Grupo Aeroportuario del Pacifico SA de CV — ADR (Mexico)	11,198	204,364

Apparel, Accessories & Luxury Goods 0.5%
Lululemon Athletica, Inc. (a)	11,859	102,699

Apparel Retail 1.2%
Abercrombie & Fitch Co., Class A	11,454	272,605

Application Software 3.5%
Autodesk, Inc. (a)	14,600	245,426
Salesforce.com, Inc. (a)	16,540	541,354

		786,780

Asset Management & Custody Banks 0.4%
Calamos Asset Management, Inc., Class A	20,801	100,053

Broadcasting & Cable TV 1.7%
Discovery Communications, Inc., Class A (a)	11,461	183,605
Discovery Communications, Inc., Class C (a)	13,760	201,584

		385,189

Casinos & Gaming 1.3%
Wynn Resorts Ltd. (a)	14,741	294,378

Computer Hardware 1.8%
Teradata Corp. (a)	25,622	415,589

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Construction & Engineering 1.3%
Aecom Technology Corp. (a)	11,295	$294,574

Construction Materials 3.4%
Martin Marietta Materials, Inc.	8,205	650,657
Texas Industries, Inc.	5,136	128,400

		779,057

Consumer Finance 2.5%
Redecard SA (Brazil)	46,306	559,924

Distributors 3.1%
Li & Fung Ltd. (Bermuda)	298,000	699,973

Diversified Commercial & Professional Services 2.9%
Corporate Executive Board Co.	11,868	172,086
IHS, Inc., Class A (a)	11,556	475,876

		647,962

Diversified Metals & Mining 0.7%
Intrepid Potash, Inc. (a)	7,955	146,770

Education Services 3.1%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	7,701	386,975
Strayer Education, Inc.	1,783	320,708

		707,683

Environmental & Facilities Services 1.1%
Covanta Holding Corp. (a)	18,300	239,547

Gas Utilities 1.0%
Questar Corp.	7,665	225,581

Health Care Equipment 4.0%
Gen-Probe, Inc. (a)	9,930	452,609
Intuitive Surgical, Inc. (a)	1,693	161,444

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment (continued)
Mindray Medical International Ltd., Class A — ADR (Cayman Islands)	15,050	$278,576

		892,629

Home Furnishings 0.6%
Mohawk Industries, Inc. (a)	4,308	128,680

Homebuilding 1.7%
Gafisa SA — ADR (Brazil)	15,114	150,989
NVR, Inc. (a)	554	236,973

		387,962

Hotels, Resorts & Cruise Lines 2.3%
Ctrip.com International Ltd. — ADR (Cayman Islands)	18,947	519,148

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	16,403	133,684

Internet Retail 2.5%
Priceline.com, Inc. (a)	7,188	566,271

Internet Software & Services 9.8%
Alibaba.com Ltd. (Cayman Islands) (a)	290,600	267,016
Baidu, Inc. — ADR (Cayman Islands) (a)	3,268	577,129
Equinix, Inc. (a)	4,343	243,859
Tencent Holdings Ltd. (Cayman Islands)	120,800	897,563
Yahoo!, Inc. (a)	18,700	239,547

		2,225,114

Investment Banking & Brokerage 1.2%
Greenhill & Co., Inc.	3,812	281,516

Life Sciences Tools & Services 7.1%
Illumina, Inc. (a)	27,150	1,011,066
Techne Corp.	10,917	597,269

		1,608,335

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Multi-Sector Holdings 2.1%
Leucadia National Corp.	32,429	$482,868

Oil & Gas Exploration & Production 10.5%
Petrohawk Energy Corp. (a)	7,199	138,437
Range Resources Corp.	5,815	239,345
Southwestern Energy Co. (a)	34,131	1,013,349
Ultra Petroleum Corp. (Canada) (a)	27,511	987,370

		2,378,501

Pharmaceuticals 1.5%
Allergan, Inc.	7,074	337,854

Property & Casualty Insurance 1.0%
Alleghany Corp. (a)	862	233,428

Publishing 1.9%
Morningstar, Inc. (a)	12,241	418,030

Real Estate Management & Development 1.6%
Brookfield Asset Management, Inc., Class A (Canada)	25,929	357,302

Restaurants 2.1%
Starbucks Corp. (a)	43,238	480,374

Specialized Finance 2.2%
IntercontinentalExchange, Inc. (a)	5,257	391,489
Moody’s Corp.	4,589	105,180

		496,669

Specialty Chemicals 1.9%
Nalco Holding Co.	27,064	353,727
Rockwood Holdings, Inc. (a)	9,129	72,484

		426,211

Wireless Telecommunication Services 1.3%
Millicom International Cellular SA (Luxembourg)	2,836	105,045

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services (continued)
NII Holdings, Inc., Class B (a)	12,075	$181,125

		286,170

Total Common Stocks 92.7%		20,939,009

Convertible Preferred Stocks 0.7%
Pharmaceuticals 0.7%
Ironwood Pharmaceuticals (Acquired 9/11/08, Cost $167,988) (a)(b)(c)(d)	13,999	167,988

Total Long-Term Investments 93.4% (Cost $36,566,194)		21,106,997

Repurchase Agreements 7.1%
Banc of America Securities ($84,343 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $84,344)		84,343
Citigroup Global Markets, Inc. ($843,435 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $843,438)		843,435
Citigroup Global Markets, Inc. ($404,849 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $404,850)		404,849
JPMorgan Chase & Co. ($253,030 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $253,031)		253,030
State Street Bank & Trust Co. ($4,343 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $4,343)		4,343

Total Repurchase Agreements 7.1% (Cost $1,590,000)		1,590,000

Total Investments 100.5% (Cost $38,156,194)		22,696,997

Liabilities in Excess of Other Assets (0.5%)		(103,333)

Net Assets 100.0%		$22,593,664

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees. The total market value of these securities is $1,864,552.
(a)	Non-income producing security.

(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.

(c)	Market value is determined in accordance with the procedures established in good faith by the Board of Trustees.

(d)	Security has been deemed illiquid
ADR — American Depositary Receipt
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$19,074,457
Level 2 - Other Significant Observable Inputs	3,454,552
Level 3 - Significant Unobservable Inputs	167,988

Total	$22,696,997

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2008	$ 167,988
Accrued discounts/premiums	-0-
Realized gain/loss	-0-
Change in unrealized appreciation/depreciation	-0-
Net purchases/sales	-0-
Net transfers in and/or out of Level 3	-0-

Balance, as of March 31, 2009	$ 167,988

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$ -0-
Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Air Freight & Logistics 4.5%
C.H. Robinson Worldwide, Inc.	48,760	$2,223,944
Expeditors International of Washington, Inc.	109,393	3,094,728

		5,318,672

Casinos & Gaming 1.4%
Wynn Resorts Ltd. (a)	85,754	1,712,507

Communications Equipment 7.3%
Cisco Systems, Inc. (a)	180,195	3,021,870
QUALCOMM, Inc.	78,731	3,063,424
Research In Motion Ltd. (Canada) (a)	58,960	2,539,407

		8,624,701

Computer Hardware 5.6%
Apple, Inc. (a)	63,724	6,698,667

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	153,737	960,856
Martin Marietta Materials, Inc.	28,405	2,252,517

		3,213,373

Consumer Finance 3.7%
American Express Co.	88,389	1,204,742
Redecard SA (Brazil)	262,314	3,171,854

		4,376,596

Data Processing & Outsourced Services 4.7%
MasterCard, Inc., Class A	24,638	4,126,372
Visa, Inc., Class A	26,592	1,478,515

		5,604,887

Distributors 2.6%
Li & Fung Ltd. (Bermuda)	1,328,000	3,119,343

Diversified Commercial & Professional Services 0.6%
Corporate Executive Board Co.	51,485	746,533

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.9%
First Solar, Inc. (a)	8,227	$1,091,723

Fertilizers & Agricultural Chemicals 7.8%
Monsanto Co.	112,098	9,315,344

Health Care Equipment 1.7%
Gen-Probe, Inc. (a)	23,651	1,078,012
Intuitive Surgical, Inc. (a)	9,594	914,884

		1,992,896

Human Resource & Employment Services 0.4%
Monster Worldwide, Inc. (a)	64,003	521,625

Internet Retail 7.3%
Amazon.com, Inc. (a)	119,020	8,740,829

Internet Software & Services 13.0%
Baidu.com, Inc. — ADR (Cayman Islands) (a)	11,244	1,985,690
eBay, Inc. (a)	135,222	1,698,388
Google, Inc., Class A (a)	24,070	8,377,804
Tencent Holdings Ltd. (Cayman Islands)	384,200	2,854,666
Yahoo!, Inc. (a)	44,659	572,082

		15,488,630

Life Sciences Tools & Services 2.8%
Illumina, Inc. (a)	89,950	3,349,738

Multi-Line Insurance 1.3%
Loews Corp.	66,911	1,478,733

Multi-Sector Holdings 2.3%
Leucadia National Corp. (a)	184,743	2,750,823

Oil & Gas Exploration & Production 7.8%
Southwestern Energy Co. (a)	125,298	3,720,097
Ultra Petroleum Corp. (Canada) (a)	155,747	5,589,760

		9,309,857

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services 1.6%
BM&F BOVESPA SA (Brazil) (a)	607,473	$1,840,946

Pharmaceuticals 1.6%
Allergan, Inc.	40,540	1,936,190

Property & Casualty Insurance 2.7%
Berkshire Hathaway, Inc., Class B (a)	1,134	3,197,880

Publishing 0.5%
McGraw-Hill Cos., Inc.	23,791	544,100

Real Estate Management & Development 3.6%
Brookfield Asset Management, Inc., Class A (Canada)	313,035	4,313,622

Restaurants 2.4%
Starbucks Corp. (a)	253,552	2,816,963

Specialized Finance 2.3%
CME Group, Inc.	10,990	2,707,826

Systems Software 0.7%
VMware, Inc., Class A (a)	37,145	877,365

Wireless Telecommunication Services 3.3%
America Movil SAB de CV, Ser L — ADR (Mexico)	84,515	2,288,666
China Mobile Ltd. — ADR (China)	37,838	1,646,710

		3,935,376

Total Long-Term Investments 97.1% (Cost $194,754,385)		115,625,745

Repurchase Agreements 3.4%
Banc of America Securities ($215,208 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $215,209)		215,208

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc.1 ($1,033,001 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $1,033,005)	$1,033,001
Citigroup Global Markets, Inc.1 ($2,152,085 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $2,152,092)	2,152,085
JPMorgan Chase & Co. ($645,625 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $645,628)	645,625
State Street Bank & Trust Co. ($11,081 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $11,081)	11,081

Total Repurchase Agreements 3.4% (Cost $4,057,000)	4,057,000

Total Investments 100.5% (Cost $198,811,385)	119,682,745

Liabilities in Excess of Other Assets (0.5%)	(571,665)

Net Assets 100.0%	$119,111,080

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $5,974,009 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(a) Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$109,651,737
Level 2 - Other Significant Observable Inputs	10,031,008
Level 3 - Significant Unobservable Inputs	-0-

Total	$119,682,745

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 36.9%
Austria 0.1%
Erste Group Bank AG	203	$3,472
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	74	2,813
OMV AG	122	4,056
Telekom Austria AG	315	4,760
Voestalpine, AG	70	917

		16,018

Belgium 0.2%
Anheuser-Busch InBev NV	510	14,083
Belgacom SA	172	5,387
Colruyt SA	18	4,131
Delhaize Group	90	5,837
Groupe Bruxelles Lambert SA	117	7,942
KBC Groep NV	155	2,503
Solvay SA	78	5,461
Umicore	77	1,419

		46,763

Bermuda 0.2%
Accenture Ltd., Class A	600	16,494
Axis Capital Holdings Ltd.	100	2,254
Bunge Ltd.	100	5,665
Cooper Industries Ltd.	100	2,586
Covidien Ltd.	400	13,296
Ingersoll-Rand Co. Ltd., Class A	200	2,760
Invesco Ltd.	257	3,562
Tyco Electronics Ltd.	300	3,312
Willis Group Holdings Ltd.	100	2,200

		52,129

Canada 0.0%
Ultra Petroleum Corp. (a)	200	7,178

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark 0.2%
A P Moller — Maersk A/S, Class B	1	$4,393
A P Moller — Maersk A/S	1	4,339
Danske Bank A/S (a)	567	4,781
DSV A/S	200	1,473
FLSmidth & Co. A/S	52	1,329
Novo Nordisk A/S, Class B	447	21,440
Novozymes, A/S, Class B	22	1,590
Vestas Wind Systems A/S (a)	221	9,760

		49,105

Finland 0.2%
Fortum Oyj	490	9,327
Kone Oyj, Class B	102	2,113
Nokia Oyj	3,011	35,251
Sampo Oyj, Class A	384	5,679
Stora Enso Oyj, Class R (a)	253	896
UPM-Kymmene Oyj	243	1,402
Wartsila Oyj	86	1,815

		56,483

France 2.3%
Accor SA	166	5,769
Air Liquide SA	283	22,991
Alcatel-Lucent SA (a)	1,892	3,557
Alstom SA	200	10,354
Atos Origin	66	1,692
AXA SA	1,484	18,019
BNP Paribas SA	878	36,188
Bouygues SA	177	6,315
Bureau Veritas SA (a)	63	2,382
Cap Gemini SA	114	3,672
Carrefour SA	489	19,057
Christian Dior SA	56	3,078

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
CNP Assurances	70	$4,431
Compagnie de Saint-Gobain	326	9,123
Compagnie Generale des Etablissements Michelin, Class B	135	4,998
Credit Agricole SA	620	6,823
Dassault Systemes SA	57	2,217
Eiffage SA	33	1,533
Electricite de France	161	6,323
Essilor International SA	189	7,308
Eutelsat Communications (a)	83	1,765
France Telecom SA	1,869	42,503
GDF Suez	1,149	39,505
Groupe DANONE	432	21,087
Hermes International	60	6,971
Lafarge SA	189	8,485
Lagardere SCA	100	2,803
L’Oreal SA	216	14,895
LVMH Moet Hennessy Louis Vuitton SA	197	12,350
Neopost SA	21	1,627
Pernod-Ricard SA	146	8,160
Peugeot SA	164	3,093
PPR	69	4,415
Publicis Groupe	145	3,713
Renault SA	159	3,284
Safran SA	158	1,469
Sanofi-Aventis SA	1,010	56,679
Schneider Electric SA	262	17,395
SCOR SE	208	4,285
Societe Generale	550	21,597
Sodexo	90	4,098
Suez Environnement SA	224	3,295

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Technip SA	234	$8,247
Thales SA	88	3,336
Total SA	2,042	101,275
Unibail-Rodmaco (REIT)	77	10,956
Vallourec SA	45	4,172
Veolia Environnement	314	6,543
Vinci SA	476	17,631
Vivendi	1,379	36,437

		647,901

Germany 1.9%
Adidas-Salmon AG	180	6,004
Allianz SE	462	38,920
BASF SE	1,054	31,996
Bayer AG	770	36,888
Bayerische Motoren Werke AG	293	8,502
Beiersdorf AG	85	3,822
Commerzbank AG (a)	567	3,038
Daimler AG	732	18,607
Deutsche Bank AG	673	27,374
Deutsche Boerse AG	209	12,627
Deutsche Lufthansa AG	323	3,513
Deutsche Post AG	735	7,914
Deutsche Telekom AG	2,827	35,169
E.ON AG	2,012	56,005
Fresenius AG	183	7,116
GEA Group AG	162	1,727
K&S AG	167	7,766
Linde AG	158	10,736
MAN AG	87	3,795
Merck KGaA	56	4,942
Metro AG	153	5,057

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	209	$25,528
Q-Cells SE (a)	65	1,273
RWE AG	477	33,536
Salzgitter AG	21	1,177
SAP AG	725	25,746
Siemens AG	984	56,351
Solarworld AG	95	1,950
ThyssenKrupp AG	417	7,305
TUI AG	200	1,070
Volkswagen AG	90	27,709

		513,163

Greece 0.1%
Alpha Bank AE	440	2,943
Hellenic Telecommunications Organization SA	240	3,603
National Bank of Greece SA	460	6,998
OPAP SA	200	5,285
Piraeus Bank SA	550	3,683

		22,512

Ireland 0.1%
CRH PLC	582	12,644
Elan Corp. (a)	343	2,362

		15,006

Italy 0.8%
Alleanza Assicurazioni SpA	454	2,559
Assicurazioni Generali SpA	1,172	20,123
Atlantia SpA	221	3,342
Banca Monte dei Paschi di Siena SpA	1,873	2,597
Banco Popolare SC (a)	833	3,831
Enel SpA	4,572	21,929
ENI SpA	2,589	49,847
Fiat SpA	635	4,442

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
Finmeccanica SpA	400	$4,977
Intesa Sanpaolo SpA (a)	8,303	22,834
Luxottica Group SpA	164	2,546
Mediaset SpA	644	2,877
Mediobanca SpA	429	3,646
Saipem SpA	404	7,208
Snam Rete Gas SpA	699	3,752
Telecom Italia SpA	14,880	17,806
Terna Rete Elettrica Nationale SpA	1,189	3,704
UniCredit SpA (a)	13,917	23,044
Unione di Banche Italiane ScpA	623	6,861

		207,925

Jersey 0.1%
Experian PLC	800	5,012
Shire Ltd.	600	7,319
United Business Media Ltd.	300	1,834
WPP PLC	1,663	9,351

		23,516

Luxembourg 0.1%
ArcelorMittal	1,016	20,563
SES SA	247	4,714
Tenaris SA	694	7,023

		32,300

Netherlands 0.6%
Aegon NV	1,169	4,598
Akzo Nobel NV	271	10,269
ASML Holding NV	365	6,461
European Aeronautic Defence and Space Co. NV	258	3,002

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands (continued)
Heineken Holding NV	177	$4,310
Heineken NV	242	6,891
ING Groep NV	2,492	13,919
Koninklijke Ahold NV	999	10,937
Koninklijke DSM NV	200	5,256
Koninklijke KPN NV	1,811	24,219
Koninklijke Philips Electronics NV	1,203	17,757
Randstad Holding NV	101	1,714
Reed Elsevier NV	710	7,593
STMicroelectronics NV	593	2,978
TNT NV	315	5,389
Unilever NV	1,695	33,509
Wolters Kluwer NV	232	3,766

		162,568

Netherlands Antilles 0.1%
Schlumberger Ltd.	1,000	40,620

Norway 0.1%
Norsk Hydro ASA	400	1,521
Orkla ASA	800	5,532
StatoilHydro ASA	1,336	23,352
Telenor ASA	804	4,611
Yara International ASA	250	5,506

		40,522

Panama 0.0%
Carnival Corp.	300	6,480

Portugal 0.0%
Banco Comercial Portugues SA, Class R	2,295	1,882
Brisa-Auto Estradas de Portugal SA	266	1,834

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Portugal (continued)
Energias de Portugal SA	1,560	$5,419
Portugal Telecom SGPS SA	538	4,170

		13,305

Spain 1.0%
Abertis Infraestructuras SA	206	3,221
Acciona SA	33	3,389
ACS Actividades de Construccion y Servicios SA	144	5,966
Banco Bilbao Vizcaya Argentaria SA	4,284	34,818
Banco de Sabadell SA	961	4,821
Banco Popular Espanol SA	1,065	6,734
Banco Santander SA	8,644	59,433
Criteria Caixacorp SA	979	3,162
Enagas	191	2,709
Gamesa Corp. Tecnologica SA	182	2,335
Gas Natural SDG SA	92	1,258
Grupo Ferrovial SA	67	1,431
Iberdrola Renovables SA (a)	689	2,858
Iberdrola SA	3,581	25,146
Indra Sistemas SA	81	1,561
Industria de Diseno Textil SA	187	7,273
Red Electrica Corp. SA	98	3,826
Repsol YPF SA	828	14,303
Telefonica SA	4,269	85,261
Union Fenosa SA	274	6,553
Zardoya Otis SA	104	1,904

		277,962

Sweden 0.4%
Alfa Laval AB	301	2,282
Assa Abloy AB, Class B	234	2,190
Atlas Copco AB, Class A	600	4,506
Atlas Copco AB, Class B	400	2,717
Electrolux AB (a)	300	2,350

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
Hennes & Mauritz AB, Class B	419	$15,727
Investor AB, Class B	482	6,102
Nordea Bank AB	2,472	12,343
Sandvik AB	900	5,155
Scania AB, Class B	300	2,448
Securitas AB, Class B	233	1,698
Skanska AB, Class B	382	3,292
SKF AB, Class B	400	3,460
Svenska Cellulosa AB, Class B	200	1,518
Svenska Handelsbanken AB, Class A	395	5,585
Swedish Match AB	380	5,493
Telefonaktiebolaget LM Ericsson, Class B	2,288	18,593
TeliaSonera AB	2,435	11,738
Volvo AB	400	2,125
Volvo AB, Class B	1,000	5,300

		114,622

Switzerland 2.0%
ABB Ltd. (a)	2,521	35,174
ACE Ltd.	200	8,080
Actelion Ltd. (a)	87	3,973
Adecco SA	107	3,348
Baloise Holding AG	37	2,362
Compagnie Financiere Richemont SA	401	6,245
Credit Suisse Group AG	1,099	33,334
Foster Wheeler AG (a)	100	1,747
Geberit AG	36	3,230
Givaudan SA	3	1,554
Holcim Ltd.	245	8,712
Julius Baer Holding AG	269	6,599
Kuehne & Nagel International AG	46	2,687
Logitech International SA (a)	159	1,643

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Lonza Group AG	66	$6,525
Nestle SA	3,917	132,588
Noble Corp.	200	4,818
Novartis AG	2,234	84,320
Roche Holding AG	685	94,047
Schindler Holding AG	44	2,077
SGS SA	4	4,198
Swatch Group AG	26	3,134
Swiss Reinsurance	323	5,270
Swisscom AG	20	5,611
Syngenta AG	104	20,908
Transocean Ltd. (a)	300	17,652
Tyco International Ltd.	300	5,868
UBS AG (a)	3,029	28,775
Weatherford International Ltd. (a)	500	5,535
Zurich Financial Services AG	159	25,091

		565,105

United Kingdom 4.4%
Admiral Group PLC	153	1,866
Anglo American PLC	1,452	24,618
Antofagasta PLC	201	1,451
Associated British Foods PLC	348	3,186
AstraZeneca PLC	1,425	50,546
Balfour Beatty PLC	376	1,766
Barclays PLC	11,975	25,546
BG Group PLC	3,337	50,580
BHP Billiton PLC	2,411	47,736
BP PLC	18,108	121,188
British American Tobacco PLC	1,909	44,203
British Land Co., PLC (REIT)	575	2,970
British Sky Broadcasting Group PLC	1,536	9,534
BT Group PLC	6,193	6,930

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Bunzl PLC	300	$2,352
Burberry Group PLC	362	1,451
Cable & Wireless PLC	2,219	4,435
Cadbury PLC	1,012	7,643
Cairn Energy PLC (a)	118	3,652
Capita Group PLC	426	4,141
Carnival PLC (a)	147	3,330
Centrica PLC	5,437	17,779
Cobham PLC	906	2,233
Compass Group PLC	1,525	6,968
Diageo PLC	2,667	30,114
Firstgroup PLC	509	1,950
Friends Provident PLC	1,839	1,831
G4S PLC	1,219	3,374
GlaxoSmithKline PLC	5,215	81,201
Hays PLC	1,206	1,254
Home Retail Group PLC	700	2,241
HSBC Holdings PLC	12,666	71,702
Imperial Tobacco Group PLC	1,005	22,571
Intercontinental Hotels Group PLC	200	1,521
International Power PLC	1,288	3,860
Invensys PLC (a)	882	2,107
J Sainsbury PLC	849	3,807
Johnson Matthey PLC	290	4,371
Kingfisher PLC	2,003	4,292
Land Securities Group PLC (REIT)	698	4,370
Legal & General Group PLC	6,259	3,893
Lloyds TSB Group PLC	13,195	13,526
Logica PLC	1,279	1,169
Man Group PLC	1,315	4,128
Marks & Spencer Group PLC	1,377	5,810

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
National Grid PLC	2,485	$19,105
Next PLC	170	3,206
Old Mutual PLC	4,653	3,472
Pearson PLC	1,000	10,040
Prudential PLC	3,039	14,644
Reckitt Benckiser PLC	484	18,215
Reed Elsevier PLC	1,258	9,027
Rexam PLC	332	1,283
Rolls-Royce Group PLC (a)	1,479	6,237
Royal Bank of Scotland Group PLC	19,851	7,062
Royal Bank of Scotland Group PLC (a)	8,507	0
Royal Dutch Shell PLC, Class A	3,405	76,563
Royal Dutch Shell PLC, Class B	2,633	57,714
RSA Insurance Group PLC	3,049	5,695
SABMiller PLC	975	14,538
Sage Group PLC	1,038	2,515
Scottish & Southern Energy PLC	885	14,055
Serco Group PLC	363	1,905
Severn Trent PLC	172	2,439
Smith & Nephew PLC	862	5,328
Smiths Group PLC	317	3,036
Standard Chartered PLC	2,100	26,049
Standard Life PLC	1,738	4,145
Tesco PLC	6,300	30,152
Thomson Reuters PLC	162	3,629
Tomkins PLC	991	1,720
TUI Travel PLC	662	2,175
Tullow Oil PLC	800	9,196
Unilever PLC	1,352	25,625
United Utilities Group PLC	569	3,942
Vodafone Group PLC	52,291	91,352

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Whitbread PLC	200	$2,257
William Morrison Supermarkets PLC	2,018	7,387
Wolseley PLC (a)	580	1,920
Xstrata PLC	724	4,831

		1,205,655

United States 22.0%
3M Co.	500	24,860
Abbott Laboratories	1,500	71,550
Activision Blizzard, Inc. (a)	600	6,276
Adobe Systems, Inc. (a)	500	10,695
Advance Auto Parts, Inc.	100	4,108
AES Corp. (a)	400	2,324
Aetna, Inc.	300	7,299
Affiliated Computer Services, Inc., Class A (a)	200	9,578
Aflac, Inc.	300	5,808
Agilent Technologies, Inc. (a)	200	3,074
Air Products & Chemicals, Inc.	100	5,625
Alcoa, Inc.	500	3,670
Allegheny Energy, Inc.	100	2,317
Allegheny Technologies, Inc.	100	2,193
Allergan, Inc.	300	14,328
Alliant Energy Corp.	100	2,469
Allstate Corp.	400	7,660
Altera Corp.	200	3,510
Altria Group, Inc.	1,900	30,438
Amazon.com, Inc. (a)	200	14,688
Ameren Corp.	100	2,319
American Electric Power Co., Inc.	400	10,104
American Express Co.	1,100	14,993
American International Group, Inc. (a)	1,700	1,700
American Tower Corp., Class A (a)	300	9,129

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
AmerisourceBergen Corp.	100	$3,266
AMETEK, Inc.	100	3,127
Amgen, Inc. (a)	1,100	54,472
Amphenol Corp., Class A	100	2,849
Anadarko Petroleum Corp.	300	11,667
Analog Devices, Inc.	200	3,854
Annaly Capital Management, Inc. (REIT)	400	5,548
Aon Corp.	200	8,164
Apache Corp.	300	19,227
Apollo Group, Inc., Class A (a)	100	7,833
Apple, Inc. (a)	900	94,608
Applied Materials, Inc.	1,100	11,825
Archer-Daniels-Midland Co.	600	16,668
Assurant, Inc.	100	2,178
AT&T, Inc.	5,500	138,600
Automatic Data Processing, Inc.	500	17,580
Avery Dennison Corp.	100	2,234
Avon Products, Inc.	300	5,769
Baker Hughes, Inc.	300	8,565
Ball Corp.	100	4,340
Bank of America Corp.	6,800	46,376
Bank of New York Mellon Corp.	1,100	31,075
Baxter International, Inc.	600	30,732
BB&T Corp.	600	10,152
Becton Dickinson & Co.	300	20,172
Bed Bath & Beyond, Inc. (a)	200	4,950
Berkshire Hathaway, Inc., Class B (a)	10	28,200
Best Buy Co., Inc.	300	11,388
Biogen Idec, Inc. (a)	300	15,726
BMC Software, Inc. (a)	200	6,600
Boeing Co.	700	24,906

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Boston Properties, Inc. (REIT)	100	$3,503
Boston Scientific Corp. (a)	1,300	10,335
Bristol-Myers Squibb Co.	1,800	39,456
Broadcom Corp., Class A (a)	300	5,994
Burlington Northern Santa Fe Corp.	300	18,045
CA, Inc.	500	8,805
Cablevision Systems Corp., Class A	200	2,588
Cabot Oil & Gas Corp.	200	4,714
Cameron International Corp. (a)	200	4,386
Campbell Soup Co.	100	2,736
Capital One Financial Corp.	500	6,120
Cardinal Health, Inc.	300	9,444
Caterpillar, Inc.	500	13,980
CBS Corp., Class B	400	1,536
Celgene Corp. (a)	500	22,200
CenterPoint Energy, Inc.	200	2,086
CenturyTel, Inc.	100	2,812
CH Robinson Worldwide, Inc.	100	4,561
Charles Schwab Corp.	1,100	17,050
Chesapeake Energy Corp.	500	8,530
Chevron Corp.	1,900	127,756
Chubb Corp.	300	12,696
CIGNA Corp.	200	3,518
Cincinnati Financial Corp.	100	2,287
Cintas Corp.	100	2,472
Cisco Systems, Inc. (a)	5,400	90,558
Citigroup, Inc.	5,700	14,421
Citrix Systems, Inc. (a)	200	4,528
Cliffs Natural Resources, Inc.	100	1,816
Clorox Co.	100	5,148
Coach, Inc. (a)	200	3,340

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Coca-Cola Co.	1,900	$83,505
Coca-Cola Enterprises, Inc.	200	2,638
Cognizant Technology Solutions Corp., Class A (a)	300	6,237
Colgate-Palmolive Co.	500	29,490
Comcast Corp., Class A	2,000	27,280
Comcast Corp., Special Class A	900	11,583
Computer Sciences Corp. (a)	200	7,368
ConAgra Foods, Inc.	300	5,061
ConocoPhillips	1,400	54,824
Consol Energy, Inc.	200	5,048
Consolidated Edison, Inc.	300	11,883
Constellation Energy Group, Inc.	100	2,066
Corning, Inc.	1,500	19,905
Costco Wholesale Corp.	500	23,160
C.R. Bard, Inc.	100	7,972
Crown Castle International Corp. (a)	200	4,082
CSX Corp.	400	10,340
Cummins, Inc.	100	2,545
CVS Caremark Corp.	1,400	38,486
Danaher Corp.	200	10,844
Darden Restaurants, Inc.	100	3,426
DaVita, Inc. (a)	100	4,395
Deere & Co.	400	13,148
Dell, Inc. (a)	1,700	16,116
DENTSPLY International, Inc.	100	2,685
Devon Energy Corp.	300	13,407
DIRECTV Group, Inc. (a)	600	13,674
Discover Financial Services	300	1,893
Dollar Tree, Inc. (a)	100	4,455
Dominion Resources, Inc.	500	15,495
Dover Corp.	100	2,638

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Dow Chemical Co.	600	$5,058
Dr. Pepper Snapple Group, Inc. (a)	200	3,382
DTE Energy Co.	100	2,770
Du Pont (E.I.) de Nemours & Co.	800	17,864
Duke Energy Corp.	1,100	15,752
Eaton Corp.	100	3,686
eBay, Inc. (a)	1,100	13,816
Ecolab, Inc.	300	10,419
Edison International	300	8,643
El Paso Corp.	700	4,375
Electronic Arts, Inc. (a)	200	3,638
Eli Lilly & Co.	900	30,069
Embarq Corp.	100	3,785
EMC Corp. (a)	2,000	22,800
Emerson Electric Co.	700	20,006
ENSCO International, Inc.	200	5,280
Entergy Corp.	100	6,809
EOG Resources, Inc.	200	10,952
EQT Corp.	100	3,133
Equifax, Inc.	100	2,445
Equity Residential (REIT)	200	3,670
Estee Lauder Cos., Inc., Class A	100	2,465
Exelon Corp.	500	22,695
Expeditors International of Washington, Inc.	100	2,829
Express Scripts, Inc. (a)	100	4,617
Exxon Mobil Corp.	4,700	320,070
Family Dollar Stores, Inc.	100	3,337
Fastenal Co.	100	3,216
FedEx Corp.	300	13,347
FirstEnergy Corp.	200	7,720
Fiserv, Inc. (a)	200	7,292

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
FLIR Systems, Inc. (a)	100	$2,048
Fluor Corp.	100	3,455
FMC Technologies, Inc. (a)	200	6,274
Ford Motor Co. (a)	1,300	3,419
Forest Laboratories, Inc. (a)	300	6,588
Fortune Brands, Inc.	100	2,455
FPL Group, Inc.	400	20,292
Franklin Resources, Inc.	200	10,774
Freeport-McMoRan Copper & Gold, Inc.	300	11,433
GameStop Corp., Class A (a)	100	2,802
Gap, Inc.	400	5,196
General Dynamics Corp.	300	12,477
General Electric Co.	9,900	100,089
General Mills, Inc.	300	14,964
Genuine Parts Co.	100	2,986
Genzyme Corp. (a)	300	17,817
Gilead Sciences, Inc. (a)	900	41,688
Goldman Sachs Group, Inc.	500	53,010
Goodrich Corp.	100	3,789
Google, Inc., Class A (a)	100	34,806
Halliburton Co.	700	10,829
Harley-Davidson, Inc.	200	2,678
Harris Corp.	100	2,894
Harsco Corp.	100	2,217
Hartford Financial Services Group, Inc.	200	1,570
Hasbro, Inc.	100	2,507
HCP, Inc. (REIT)	200	3,570
Health Care, Inc. (REIT)	100	3,059
Helmerich & Payne, Inc.	200	4,554
Henry Schein, Inc. (a)	100	4,001
Hershey Co.	100	3,475

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Hess Corp.	200	$10,840
Hewlett-Packard Co.	2,300	73,738
HJ Heinz Co.	300	9,918
Hologic, Inc. (a)	200	2,618
Home Depot, Inc.	1,600	37,696
Honeywell International, Inc.	500	13,930
Hospira, Inc. (a)	100	3,086
H&R Block, Inc.	200	3,638
Hudson City Bancorp, Inc.	300	3,507
Humana, Inc. (a)	100	2,608
IBM Corp.	1,400	135,646
Illinois Tool Works, Inc.	400	12,340
Illumina, Inc. (a)	100	3,724
Intel Corp.	4,800	72,240
International Game Technology	200	1,844
International Paper Co.	300	2,112
Intuit, Inc. (a)	300	8,100
Iron Mountain, Inc. (a)	100	2,217
ITT Corp.	100	3,847
Jacobs Engineering Group, Inc. (a)	100	3,866
J.B. Hunt Transport Services, Inc.	100	2,411
JM Smucker Co.	100	3,727
Johnson & Johnson	2,700	142,020
Johnson Controls, Inc.	400	4,800
Joy Global, Inc.	100	2,130
JPMorgan Chase & Co.	4,100	108,978
Juniper Networks, Inc. (a)	300	4,518
Kellogg Co.	300	10,989
KeyCorp.	300	2,361
Kimberly-Clark Corp.	500	23,055
Kimco Realty Corp. (REIT)	200	1,524

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Kohl’s Corp. (a)	200	$8,464
Kraft Foods, Inc., Class A	1,300	28,977
Kroger Co.	600	12,732
L-3 Communications Holdings, Inc.	100	6,780
Laboratory Corp. of America Holdings (a)	100	5,849
Lam Research Corp. (a)	100	2,277
Lexmark International, Inc., Class A (a)	100	1,687
Liberty Media Corp. — Entertainment (a)	300	5,985
Life Technologies Corp. (a)	100	3,248
Lincoln National Corp.	200	1,338
Linear Technology Corp.	100	2,298
Lockheed Martin Corp.	200	13,806
Loews Corp.	200	4,420
Lorillard, Inc.	100	6,174
Lowe’s Cos., Inc.	1,300	23,725
Macy’s, Inc.	300	2,670
Marathon Oil Corp.	700	18,403
Marriott International, Inc., Class A	200	3,272
Marsh & McLennan Cos., Inc.	400	8,100
MasterCard, Inc., Class A	200	33,496
Mattel, Inc.	300	3,459
McAfee, Inc. (a)	100	3,350
McCormick & Co., Inc.	100	2,957
McDonald’s Corp.	800	43,656
McGraw-Hill Cos., Inc.	200	4,574
McKesson Corp.	300	10,512
Medco Health Solutions, Inc. (a)	400	16,536
Medtronic, Inc.	1,000	29,470
Merck & Co., Inc.	2,000	53,500
MetLife, Inc.	500	11,385
Microsoft Corp.	7,700	141,449

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Molson Coors Brewing Co., Class B	100	$3,428
Monsanto Co.	600	49,860
Moody’s Corp.	100	2,292
Mosaic Co.	100	4,198
Motorola, Inc.	2,100	8,883
Murphy Oil Corp.	200	8,954
NASDAQ OMX Group, Inc. (a)	100	1,958
National-Oilwell Varco, Inc. (a)	300	8,613
NetApp, Inc. (a)	200	2,968
New York Community Bancorp, Inc.	200	2,234
Newmont Mining Corp.	400	17,904
News Corp., Class A	1,900	12,578
News Corp., Class B	300	2,310
NIKE, Inc., Class B	300	14,067
NiSource, Inc.	200	1,960
Noble Energy, Inc.	200	10,776
Norfolk Southern Corp.	300	10,125
Northern Trust Corp.	200	11,964
Northrop Grumman Corp.	300	13,092
Northwest Equity Corp.	3,875	18,593
NRG Energy, Inc. (a)	100	1,760
Nucor Corp.	300	11,451
NVIDIA Corp. (a)	300	2,958
NYSE Euronext	100	1,790
Occidental Petroleum Corp.	700	38,955
Omnicom Group, Inc.	200	4,680
ONEOK, Inc.	100	2,263
Oracle Corp.	3,900	70,473
Owens-Illinois, Inc. (a)	100	1,444
PACCAR, Inc.	300	7,728
Pactiv Corp. (a)	100	1,459

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Pall Corp.	100	$2,043
Parker Hannifin Corp.	100	3,398
Paychex, Inc.	300	7,701
Peabody Energy Corp.	200	5,008
Pentair, Inc.	100	2,167
People’s United Financial, Inc.	200	3,594
PepsiCo, Inc.	1,400	72,072
Pfizer, Inc.	6,300	85,806
PG&E Corp.	200	7,644
Pharmaceutical Product Development, Inc.	100	2,372
Philip Morris International, Inc.	1,900	67,602
Pinnacle West Capital Corp.	100	2,656
Pitney Bowes, Inc.	100	2,335
Plains Exploration & Production Co. (a)	100	1,723
Plum Creek Timber Co., Inc. (REIT)	100	2,907
PNC Financial Services Group, Inc.	500	14,645
PPG Industries, Inc.	100	3,690
PPL Corp.	200	5,742
Praxair, Inc.	300	20,187
Precision Castparts Corp.	100	5,990
Principal Financial Group, Inc.	200	1,636
Procter & Gamble Co.	2,900	136,561
Progress Energy, Inc.	200	7,252
Progressive Corp. (a)	400	5,376
ProLogis (REIT)	200	1,300
Prudential Financial, Inc.	300	5,706
Public Service Enterprise Group, Inc.	400	11,788
Public Storage (REIT)	100	5,525
QUALCOMM, Inc.	1,500	58,365
Quest Diagnostics, Inc.	100	4,748
Questar Corp.	100	2,943

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Qwest Communications International, Inc.	900	$3,078
Range Resources Corp.	200	8,232
Raytheon Co.	400	15,576
Republic Services, Inc.	200	3,430
Reynolds American, Inc.	100	3,584
Rockwell Automation, Inc.	100	2,184
Rockwell Collins, Inc.	100	3,264
Rohm and Haas Co.	100	7,884
Roper Industries, Inc.	100	4,245
Ross Stores, Inc.	100	3,588
Safeway, Inc.	500	10,095
Salesforce.com, Inc. (a)	200	6,546
Sara Lee Corp.	400	3,232
SCANA Corp.	100	3,089
Schering-Plough Corp.	1,500	35,325
Scripps Networks Interactive, Inc.	100	2,251
Sempra Energy	200	9,248
Sherwin-Williams Co.	100	5,197
Sigma-Aldrich Corp.	100	3,779
Simon Property Group, Inc. (REIT)	203	7,041
SLM Corp. (a)	300	1,485
Smith International, Inc.	200	4,296
Southern Co.	700	21,434
Southwestern Energy Co. (a)	300	8,907
Spectra Energy Corp.	500	7,070
Sprint Nextel Corp. (a)	2,600	9,282
St. Jude Medical, Inc. (a)	300	10,899
Staples, Inc.	700	12,677
Starbucks Corp. (a)	500	5,555
State Street Corp.	500	15,390
Stericycle, Inc. (a)	100	4,773

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Stryker Corp.	300	$10,212
Sunoco, Inc.	200	5,296
SunTrust Banks, Inc.	200	2,348
Symantec Corp. (a)	800	11,952
Synthes, Inc.	59	6,565
Sysco Corp.	600	13,680
T. Rowe Price Group, Inc.	300	8,658
Target Corp.	700	24,073
TD Ameritrade Holding Corp. (a)	200	2,762
Texas Instruments, Inc.	1,100	18,161
Textron, Inc.	200	1,148
Thermo Fisher Scientific, Inc. (a)	500	17,835
Tiffany & Co.	100	2,156
Tim Hortons, Inc.	100	2,537
Time Warner Cable, Inc.	309	7,663
Time Warner, Inc.	1,233	23,797
TJX Cos., Inc.	400	10,256
Torchmark Corp.	100	2,623
Travelers Cos., Inc.	400	16,256
Union Pacific Corp.	400	16,444
United Parcel Service, Inc., Class B	600	29,532
United States Steel Corp.	100	2,113
United Technologies Corp.	800	34,384
UnitedHealth Group, Inc.	1,000	20,930
Unum Group	200	2,500
U.S. Bancorp	1,800	26,298
Valero Energy Corp.	500	8,950
Varian Medical Systems, Inc. (a)	100	3,044
Ventas, Inc. (REIT)	100	2,261
Verizon Communications, Inc.	2,700	81,540
Vertex Pharmaceuticals, Inc. (a)	100	2,873

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
VF Corp.	100	$5,711
Viacom, Inc., Class B (a)	600	10,428
Visa, Inc., Class A	500	27,800
Vornado Realty Trust (REIT)	101	3,357
Vulcan Materials Co.	100	4,429
Walgreen Co.	900	23,364
Wal-Mart Stores, Inc.	2,300	119,830
Walt Disney Co.	1,900	34,504
Waste Management, Inc.	300	7,680
Waters Corp. (a)	100	3,695
WellPoint, Inc. (a)	400	15,188
Wells Fargo & Co.	4,100	58,384
Western Union Co.	800	10,056
Weyerhaeuser Co.	100	2,757
Williams Cos., Inc.	500	5,690
Windstream Corp.	300	2,418
Wisconsin Energy Corp.	100	4,117
WR Berkley Corp.	100	2,255
Wyeth	1,100	47,344
Xcel Energy, Inc.	300	5,589
Xerox Corp.	600	2,730
Xilinx, Inc.	200	3,832
XTO Energy, Inc.	500	15,310
Yahoo!, Inc. (a)	1,200	15,372
Yum! Brands, Inc.	300	8,244
Zimmer Holdings, Inc. (a)	100	3,650

		6,066,086

Venezuela 0.0%
Corp. Industrial Carabobo CA	2,372	7,334

Total Common Stocks 36.9%		10,190,258

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Investment Companies 2.4%
Luxembourg 0.2%
Julius Baer Multistock — Swiss Stock Fund (a)	1,139	$38,139

United States 2.2%
iShares iBoxx Investment Grade Corporate Bond Fund	5,000	470,600
iShares MSCI Emerging Markets Index Fund	5,700	141,417

		612,017

Total Investment Companies 2.4%		650,156

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	127	5,836
Henkel AG & Co. KGaA	178	4,839
Porsche Automobil Holding SE	75	3,532
Volkswagen AG	90	5,189

		19,396

Total Preferred Stocks 0.1%		19,396

United States Government Agency Obligations 0.7%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.500% coupon, maturing 08/20/12)		111,550
Federal National Mortgage Association ($77,000 par, 4.875% coupon, maturing 05/18/12)		83,963

Total United States Government Agency Obligations 0.7%		195,513

Total Long-Term Investments 40.1% (Cost $11,354,593)		11,055,323

Repurchase Agreements 54.4%
Banc of America Securities ($797,019 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $797,021)		797,019

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($7,970,192 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $7,970,221)	$7,970,192
Citigroup Global Markets, Inc. ($3,825,692 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $3,825,707)	3,825,692
JPMorgan Chase & Co. ($2,391,058 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,391,067)	2,391,058
State Street Bank & Trust Co. ($41,039 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $41,039)	41,039

Total Repurchase Agreements 54.4% (Cost $15,025,000)	15,025,000

Total Investments 94.5% (Cost $26,379,593)	26,080,323

Foreign Currency 0.1% (Cost $16,650)	16,626

Other Assets in Excess of Liabilities 5.4%	1,506,087

Net Assets 100.0%	$27,603,036

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. The total market value of these securities is $4,056,758.

(a)	Non-income producing security.
REIT — Real Estate Investment Trust

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of March 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Australian Dollar
547,686 expiring 04/16/09	US $	$380,435	$26,602
510,389 expiring 04/16/09	US $	354,528	471

			27,073

Canadian Dollar
771,398 expiring 04/16/09	US $	611,846	10,024
81,537 expiring 04/16/09	US $	64,673	(1,084)
264,398 expiring 04/16/09	US $	209,712	(5,447)

			3,493

Euro
1,649,099 expiring 04/16/09	US $	2,190,921	88,023
147,694 expiring 04/16/09	US $	196,220	4,720
1,049,251 expiring 04/16/09	US $	1,393,988	(29,782)

			62,961

Hong Kong Dollar
1,008,345 expiring 04/16/09	US $	130,109	67

Japanese Yen
49,751,226 expiring 04/16/09	US $	502,700	(5,562)
74,732,724 expiring 04/16/09	US $	755,119	(14,528)
346,398,640 expiring 04/16/09	US $	3,500,103	(26,767)

			(46,857)

Pound Sterling
123,393 expiring 04/16/09	US $	177,056	(1,944)
268,809 expiring 04/16/09	US $	385,714	(2,452)
94,601 expiring 04/16/09	US $	135,743	2,743
331,499 expiring 04/16/09	US $	475,666	16,653

			15,000

Singapore Dollar
76,506 expiring 04/16/09	US $	50,283	(286)
105,402 expiring 04/16/09	US $	69,275	607

			321

Swiss Franc
68,780 expiring 04/16/09	US $	60,440	722

Total Long Contracts			62,780

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of March 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Short Contracts:

Australian Dollar
299,574 expiring 04/16/09	US $	$208,091	$233

Euro
295,404 expiring 04/16/09	US $	392,461	214
170,660 expiring 04/16/09	US $	226,732	2,765

			2,979

Pound Sterling
268,683 expiring 04/16/09	US $	385,532	(1,332)

Total Short Contracts			1,880

Total Forward Foreign Currency Contracts			$64,660

Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
ASX SPI 200 Index Futures, June 2009 (Current Notional Value of $61,990 per contract)	9	$10,143
Australian Treasury Bond 10-Year Futures, June 2009 (Current Notional Value of $78,458 per contract)	12	(8,658)
Dow Jones EURO STOXX 50 Index Futures, June 2009 (Current Notional Value of $26,479 per contract)	8	5,298
FTSE 100 Index Futures, June 2009 (Current Notional Value of $55,744 per contract)	6	11,928
German Euro Bond Futures, June 2009 (Current Notional Value of $165,318 per contract)	14	12,866
Hang Seng Index Futures, April 2009 (Current Notional Value of $87,451 per contract)	1	(914)
JGB Mini 10-Year Futures, June 2009 (Current Notional Value of $139,405 per contract)	11	(10,271)

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts: (continued)
S&P 500 E-Mini Index Futures, June 2009 (Current Notional Value of $39,740 per contract)	38	$51,219
S&P Midcap 400 E-Mini Index Futures, June 2009 (Current Notional Value of $48,790 per contract)	25	75,444
S&P/TSE 60 Index Futures, June 2009 (Current Notional Value of $83,439 per contract)	9	23,701
SGX MSCI Singapore Index Futures, April 2009 (Current Notional Value of $26,773 per contract)	2	3,046
TOPIX Index Futures, June 2009 (Current Notional Value of $78,497 per contract)	20	116,493
UK Long Gilt Bond Futures, June 2009 (Current Notional Value of $176,788 per contract)	7	17,363
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	15	24,084

Total Long Contracts:	177	331,742

Short Contracts:
Government of Canada 10-Year Bond Futures, June 2009 (Current Notional Value of $100,492 per contract)	3	(3,610)

Total Futures Contracts	180	$328,132

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Integrated Oil & Gas	$1,078,679	3.9%
Pharmaceuticals	926,480	3.4
Other Diversified Financial Services	795,711	2.9
Diversified Banks	505,378	1.8
Integrated Telecommunication Services	484,001	1.8
Computer Hardware	320,108	1.2
Packaged Foods & Meats	309,674	1.1
Electric Utilities	274,151	1.0
Systems Software	242,629	0.9
Communications Equipment	242,524	0.9
Household Products	217,309	0.8
Multi-Utilities	216,620	0.8
Industrial Conglomerates	198,604	0.7
Government Agency Obligations	195,513	0.7
Aerospace & Defense	187,839	0.7
Tobacco	180,065	0.7
Hypermarkets & Super Centers	167,104	0.6
Health Care Equipment	166,910	0.6
Biotechnology	162,473	0.6
Soft Drinks	161,597	0.6
Oil & Gas Exploration & Production	134,993	0.5
Diversified Metals & Mining	133,215	0.5
Multi-Line Insurance	133,092	0.5

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Wireless Telecommunication Services	$120,160	0.4%
Movies & Entertainment	120,054	0.4
Semiconductors	115,825	0.4
Data Processing & Outsourced Services	115,720	0.4
Oil & Gas Equipment & Services	111,596	0.4
Diversified Chemicals	105,765	0.4
Asset Management & Custody Banks	92,150	0.3
Diversified Capital Markets	89,483	0.3
Fertilizers & Agricultural Chemicals	88,238	0.3
Property & Casualty Insurance	86,930	0.3
Food Retail	85,078	0.3
Industrial Machinery	79,264	0.3
Automobile Manufacturers	77,777	0.3
Restaurants	76,741	0.3
Investment Banking & Brokerage	76,468	0.3
Home Improvement Retail	70,910	0.3
Life & Health Insurance	70,569	0.3
Internet Software & Services	63,994	0.2
Air Freight & Logistics	63,571	0.2
Broadcasting & Cable TV	63,474	0.2
Drug Retail	61,850	0.2
Application Software	60,347	0.2
Industrial Gases	59,540	0.2
Heavy Electrical Equipment	57,623	0.2
Railroads	54,954	0.2
Construction & Farm Machinery & Heavy Trucks	53,910	0.2
Electrical Components & Equipment	52,766	0.2

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Apparel, Accessories & Luxury Goods	$50,828	0.2%
Managed Health Care	49,543	0.2
Steel	47,535	0.2
Health Care Services	45,633	0.2
Publishing	43,266	0.2
Brewers	43,251	0.2
Specialty Chemicals	42,797	0.2
Apparel Retail	42,041	0.2
Construction & Engineering	42,017	0.2
Distillers & Vintners	38,275	0.1
Reinsurance	35,083	0.1
Construction Materials	34,269	0.1
Oil & Gas Drilling	32,304	0.1
General Merchandise Stores	31,865	0.1
IT Consulting & Other Services	30,826	0.1
Regional Banks	29,506	0.1
Computer Storage & Peripherals	29,098	0.1
Health Care Distributors	27,223	0.1
Personal Products	26,951	0.1
Department Stores	24,565	0.1
Consumer Finance	24,491	0.1
Broadcasting — Diversified	23,959	0.1
Hotels, Resorts & Cruise Lines	23,616	0.1
Agricultural Products	22,333	0.1
Life Sciences Tools & Services	21,083	0.1
Environmental & Facilities Services	21,083	0.1
Semiconductor Equipment	20,563	0.1

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Diversified Commercial & Professional Services	$19,199	0.1%
Specialized Finance	18,667	0.1
Insurance Brokers	18,464	0.1
Gold	17,904	0.1
Consumer Electronics	17,757	0.1
Advertising	17,744	0.1
Diversified REIT’s	17,283	0.1
Multi-Sector Holdings	17,206	0.1
Oil & Gas Storage & Transportation	17,135	0.1
Gas Utilities	16,058	0.1
Specialty Stores	14,833	0.1
Internet Retail	14,688	0.1
Building Products	14,543	0.1
Oil & Gas Refining & Marketing	14,246	0.1
Computer & Electronics Retail	14,190	0.1
Footwear	14,067	0.1
Food Distributors	13,680	0.0	*
Independent Power Producers & Energy Traders	12,869	0.0	*
Specialized REIT’s	11,491	0.0	*
Marine	11,419	0.0	*
Human Resource & Employment Services	10,457	0.0	*
Health Care Supplies	9,993	0.0	*
Home Entertainment Software	9,914	0.0	*
Thrifts & Mortgage Finance	9,335	0.0	*
Retail REIT’s	8,565	0.0	*
Metal & Glass Containers	8,526	0.0	*

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Highways & Railtracks	$8,397	0.0	%*
Electronic Equipment Manufacturers	7,971	0.0	*
Education Services	7,833	0.0	*
Trading Companies & Distributors	7,487	0.0	*
Data Processing & Outsourced Services	7,368	0.0	*
Casinos & Gaming	7,129	0.0	*
Leisure Products	5,966	0.0	*
Paper Products	5,928	0.0	*
Trucking	5,834	0.0	*
Healthcare	5,831	0.0	*
Mortgage REIT’s	5,548	0.0	*
Commodity Chemicals	5,461	0.0	*
Coal & Consumable Fuels	5,048	0.0	*
Tires & Rubber	4,998	0.0	*
Home Furnishing Retail	4,950	0.0	*
Auto Parts & Equipment	4,800	0.0	*
Office Services & Supplies	4,569	0.0	*
Alternative Carriers	4,435	0.0	*
Real Estate Management & Development	4,370	0.0	*
Office Electronics	4,357	0.0	*
Automotive Retail	4,108	0.0	*
Cable & Satellite	4,016	0.0	*
Aluminum	3,670	0.0	*
Residential REIT’s	3,670	0.0	*
Specialized Consumer Services	3,638	0.0	*
Airlines	3,513	0.0	*
Office	3,503	0.0	*
Electronic Manufacturing Services	3,312	0.0	*
Distributors	2,986	0.0	*

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets

Forest Products	$2,757	0.0	%*
Motorcycle Manufacturers	2,678	0.0	*
Housewares & Specialties	2,455	0.0	*
Water Utilities	2,439	0.0	*
Research & Consulting Services	2,382	0.0	*
Utility	2,362	0.0	*
Household Appliances	2,350	0.0	*
Catalog Retail	2,241	0.0	*
Industrial REIT’s	1,300	0.0	*

	$11,055,323	40.1%

*	Amount is less than 0.1%
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective January 23, 2009. Inaccordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$6,803,052	$328,132
Level 2 — Other Significant Observable Inputs	19,277,271	64,660
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$26,080,323	$392,792

*	Other financial instruments include futures and forward foreign currency contracts.
Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: May 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date: May 19, 2009